SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
ASSETS
Investment in affiliated companies	$ 63,678,000		$ 19,226,000
Total assets	488,091,000		600,940,000
Current liabilities:
Accounts payable-intercompany	24,991,000		23,530,000
Total current liabilities	190,968,000		223,787,000
Total liabilities	271,435,000		329,901,000
Stockholders' equity:
Ordinary share: $0.00125 par value; 750,000 authorized shares; 159,966 and 156,507 shares issued at December 31, 2012 and December 31, 2011, respectively; 142,968 and 151,816 shares outstanding at December 31, 2012 and December 31, 2011, respectively	182,000	[1]	182,000	[1]
Additional paid-in capital	1,309,761,000		1,306,780,000
Treasury stock, at cost: 16,998 and 4,691 shares at December 31, 2012 and December 31, 2011, respectively	(20,421,000)	[1]	(6,301,000)	[1]
Accumulated deficit	(1,153,301,000)		(1,118,916,000)
Accumulated other comprehensive income	79,621,000		82,893,000
Total UTStarcom Holdings Corp. shareholders' equity	215,842,000		264,638,000
Total liabilities and equity	488,091,000		600,940,000
Additional disclosures
Ordinary share, par value (in dollars per share)	$ 0.00375		$ 0.00375
Ordinary share, authorized shares	250,000,000		250,000,000
Ordinary share, shares issued	53,322,000		52,169,000
Ordinary share, shares outstanding	47,656,000		50,605,000
Treasury shares	5,666,000		1,564,000
UTSTARCOM HOLDINGS CORP.
ASSETS
Investment in affiliated companies	243,426,000		278,801,000
Total assets	243,426,000		278,801,000
Current liabilities:
Accounts payable-intercompany	27,584,000		14,163,000
Total current liabilities	27,584,000		14,163,000
Total liabilities	27,584,000		14,163,000
Stockholders' equity:
Ordinary share: $0.00125 par value; 750,000 authorized shares; 159,966 and 156,507 shares issued at December 31, 2012 and December 31, 2011, respectively; 142,968 and 151,816 shares outstanding at December 31, 2012 and December 31, 2011, respectively	182,000		182,000
Additional paid-in capital	1,309,761,000		1,306,780,000
Treasury stock, at cost: 16,998 and 4,691 shares at December 31, 2012 and December 31, 2011, respectively	(20,421,000)		(6,301,000)
Accumulated deficit	(1,153,301,000)		(1,118,916,000)
Accumulated other comprehensive income	79,621,000		82,893,000
Total UTStarcom Holdings Corp. shareholders' equity	215,842,000		264,638,000
Total liabilities and equity	$ 243,426,000		$ 278,801,000
Additional disclosures
Ordinary share, par value (in dollars per share)	$ 0.00125		$ 0.00125
Ordinary share, authorized shares	750,000,000		750,000,000
Ordinary share, shares issued	159,966,000		156,507,000
Ordinary share, shares outstanding	142,968,000		151,816,000
Treasury shares	16,998,000		4,691,000

[1]	Authorized share capital of the company was amended by the consolidation of the existing 750,000,000 Ordinary Shares of US$0.00125 par value each into 250,000,000 Ordinary Shares of US$0.00375 par value each effective from March 21, 2013. The authorized shares, issued shares, outstanding shares, and treasury stock shares for 2012 and 2011 have been adjusted retroactively to reflect the one for three reverse share split.